Other (expense), net	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Other (expense), net	Other (expense), net
Other (expense), net is comprised of the following:

Year ended December 31,	2024	2023	2022
Pension and postretirement expense (i)	$(180.8)	$(387.1)	$(43.2)
Foreign exchange losses (ii)	(14.5)	(0.2)	(6.8)
Other, net (iii)	54.5	(6.6)	(32.4)
Total other (expense), net	$(140.8)	$(393.9)	$(82.4)
(i) Includes $130.6 million and $348.9 million in 2024 and 2023, respectively, of settlement losses related to the company’s defined benefit pension plans. See Note 17, “Employee plans.”
(ii) Includes charges (credits) of $2.6 million, $(3.7) million and $2.9 million respectively, in 2024, 2023 and 2022 for net foreign currency losses (gains) related to substantial completion of liquidation of foreign subsidiaries.
(iii) Other, net in 2024 includes a gain of $40.0 million related to a favorable settlement of a litigation matter (see Note 18, “Litigation and contingencies” for additional details on this matter) and a net gain of $14.9 million related to a favorable judgement received in a Brazilian services tax matter. Environmental costs relate to previously disposed businesses are included within other, net.